Net Investment In Finance And Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2015
Net Investment In Finance And Sales-type Leases [Abstract]
Components Of The Net Investment In Finance And Sales-type Leases

Components of net investment in finance and sales-type leases as of December 31, 2015 and 2014 were as follows:

	As of December 31,
	2015	2014
Future minimum lease payments to be received	$533,879	$409,282
Estimated residual values of leased flight equipment (unguaranteed)	164,123	98,994
Less: Unearned income	(228,804)	(161,185)
	$469,198	$347,091
Less: Allowance for credit losses	—	—
	$469,198	$347,091

Minimum Future Lease Payments On Finance And Sales-type Leases

As of December 31, 2015,  future minimum lease payments to be received on finance and sales-type leases were as follows:

Future minimum lease payments to be received
2016	$93,726
2017	85,143
2018	83,656
2019	75,255
2020	60,865
Thereafter	135,234
$533,879